Debt - Summary of Debt - Senior Secured Credit Facility (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020
Debt Instrument [Line Items]
Aggregate principal amount		$ 1,665,000	$ 2,028,993		$ 1,956,850
Loss on the extinguishment of debt	$ 3,179	(50,676)	0	$ 0
Term loan facility
Debt Instrument [Line Items]
Aggregate principal amount	900,000	$ 900,000			$ 1,256,850
Interest Rate		5.049%			4.36%
Repayments of debt		$ 1,550,000
Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate principal amount	250,000	250,000	45,000
Repayments of debt		175,000
Collateralized amount		$ 3,918
Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Redemption Price (as a percentage of principal)		100.00%
Redemption (as a percent)		100.00%
Changes in control (as a percent)		101.00%
Collateralized amount		$ 9,646			$ 9,646
Senior Unsecured Notes (2026)
Debt Instrument [Line Items]
Aggregate principal amount	$ 700,000
Aggregate principal amount		$ 700,000
Bearing Interest	4.50%
Interest Rate		4.50%
Redemption through equity offerings, maximum (as a percent)		40.00%
Redemption through equity offerings, Redemption Price (as a percentage of principal)		104.50%
Threshold minimum original aggregate principal amount of the Notes issued on the Closing Date remaining outstanding (as a percent)		50.00%
Threshold maximum redemption period		120 days
Senior unsecured notes
Debt Instrument [Line Items]
Aggregate principal amount			$ 500,000
Interest Rate			7.875%
Redemption Price (as a percentage of principal)	103.938%
Letter of credit
Debt Instrument [Line Items]
Aggregate principal amount		$ 40,000
Collateralized amount		$ 37
Sublimit	$ 40,000
Camelot Finance LP | Senior unsecured notes
Debt Instrument [Line Items]
Interest Rate		7.875%
LIBOR | Revolving Credit Facility
Debt Instrument [Line Items]
Interest rate spread (as a percentage)	3.25%
Prime | Revolving Credit Facility
Debt Instrument [Line Items]
Interest rate spread (as a percentage)	2.25%